Intangible assets, net - General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2026 USD ($)
Intangible assets, net
Gross carrying amount	¥ 86,584	¥ 94,355
Less: accumulated amortization and impairment	(69,601)	(73,444)
Net book value	16,983	20,911		$ 2,462
Intangible assets acquired	408	1,544	¥ 602
Impairment charge on intangible assets			¥ 12,089
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]			Amortization and Impairment of Intangible Assets
User base and customer relationships
Intangible assets, net
Gross carrying amount	39,871	48,565
Trade names, trademarks and domain names
Intangible assets, net
Gross carrying amount	26,948	26,936
Non-compete agreements
Intangible assets, net
Gross carrying amount	5,745	6,030
Developed technology and patents
Intangible assets, net
Gross carrying amount	6,317	4,823
Licenses copyrights and others
Intangible assets, net
Gross carrying amount	¥ 7,703	¥ 8,001